FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Price Risk - General Information (Details)	12 Months Ended
Dec. 31, 2023
Commodity Contract
Risk Management
Maximum percentage of forecasted production volumes net of royalties considered to enter into commodity contracts	80.00%